PGIM ETF Trust

PGIM Active High Yield Bond ETF

(the "Fund")

Supplement dated March 17, 2022

to the Fund's Currently Effective Statement of Additional Information

You should read this Supplement in conjunction with the Fund's Statement of Additional Information (SAI) and retain it for future reference.

Effective April 1st, 2022, Mr. Michael Gormally is added as portfolio manager to the Fund and Mr. Brian Barnhurst is removed as portfolio manager from the Fund.

To reflect these changes, the Fund's SAI is hereby revised as follows effective April 1st, 2022:

1.All references to Mr. Barnhurst are hereby removed from the Fund's SAI.

2.The table in the section of the Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Gormally:

Fund	Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
		Managers	Investment	Investment	Total Assets
			Companies/Total	Vehicles/ Total
			Assets	Assets
PGIM Active			11/$34,073,712,891	12/$9,116,643,892	38/$14,792,734,358
				1/$128,906,180	4/$1,210,438,518
High Yield	PGIM Fixed	Michael

Bond ETF	Income	Gormally

3.The table in the section of the Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. Gormally:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Fund and Similar
Strategies*
PGIM Fixed Income	Michael Gormally**	$50,001 - $100,000

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the indicated Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the indicated Fund. "Other Investment Accounts" in similar strategies include other PGIM Funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range of Michael Gormally's direct investment in the Fund as of January 31, 2022 is as follows: $0. **Information is as of January 31, 2022.

LR1401